Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27,885,649	$ 25,993,222
Less: Accumulated depreciation	(8,250,190)	(7,568,199)
Property and equipment, net	19,635,459	18,425,023	$ 15,371,795
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,531,701	6,530,988
Buildings, building improvements and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,245,950	11,969,984
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,157,363	4,863,647
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,950,635	$ 2,628,603